Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include the accounts of The Walt Disney Company and its majority-owned or controlled subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
The Company enters into relationships or investments with other entities that may be variable interest entities (VIE). A VIE is consolidated in the financial statements if the Company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant (as defined by ASC 810-10-25-38) to the VIE. Hong Kong Disneyland Resort and Shanghai Disney Resort (collectively the Asia Theme Parks) are VIEs in which the Company has less than 50% equity ownership. Company subsidiaries (the Management Companies) have management agreements with the Asia Theme Parks, which provide the Management Companies, subject to certain protective rights of joint venture partners, with the ability to direct the day-to-day operating activities and the development of business strategies that we believe most significantly impact the economic performance of the Asia Theme Parks. In addition, the Management Companies receive management fees under these arrangements that we believe could be significant to the Asia Theme Parks. Therefore, the Company has consolidated the Asia Theme Parks in its financial statements.

Reporting Period
Reporting Period
The Company’s fiscal year ends on the Saturday closest to September 30 and consists of fifty-two weeks with the exception that approximately every six years, we have a fifty-three week year. When a fifty-three week year occurs, the Company reports the additional week in the fourth quarter. Fiscal 2018, 2017 and 2016 were fifty-two week years.

Reclassifications		Reclassifications Certain reclassifications have been made in the fiscal 2017 and fiscal 2016 financial statements and notes to conform to the fiscal 2018 presentation.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results may differ from those estimates.

Revenues and Costs from Services and Products
Revenues and Costs from Services and Products
The Company generates revenue from the sale of both services and tangible products and revenues and operating costs are classified under these two categories in the Consolidated Statements of Income. Certain costs related to both the sale of services and tangible products are not specifically allocated between the service or tangible product revenue streams but are instead attributed to the principal revenue stream. The cost of services and tangible products exclude depreciation and amortization.
Significant service revenues include:

•	Affiliate fees

•	Advertising revenues

•	Revenue from the licensing and distribution of film and television properties

•	Admissions to our theme parks, charges for room nights at hotels and sales of cruise vacation packages

•	Licensing of intellectual property for use on consumer merchandise, and in published materials and interactive games
Significant operating costs related to the sale of services include:

•	Amortization of programming and production costs and participations and residuals costs

•	Distribution costs

•	Operating labor

•	Facilities and infrastructure costs
Significant tangible product revenues include the sale of:

•	Food, beverage and merchandise at our retail locations

•	DVDs and Blu-ray discs

•	Books, comic books and magazines
Significant operating costs related to the sale of tangible products include:

•	Costs of goods sold

•	Amortization of production, participations and residuals costs

•	Distribution costs

•	Operating labor
•
Retail occupancy costs

Revenue Recognition
Summary of Significant Revenue Recognition Accounting Policies
The Company generates revenue from the sale of both services and products. Revenue is recognized when control of the services or products is transferred to the customer. The amount of revenue recognized reflects the consideration the Company expects to receive in exchange for the services or products.
The Company has three broad categories of service revenues: licenses of rights to use our intellectual property, sales to guests at our Parks and Experiences businesses, and advertising. The Company’s primary product revenues include the sale of food, beverage and merchandise at our parks, resorts and retail stores and the sale of film and television productions in physical formats (DVD and Blu-ray).
The new revenue standard defines two types of licenses of intellectual property (“IP”): IP that has “standalone functionality,” which is called functional IP, and all other IP, which is called symbolic IP. Revenue related to the license of functional IP is generally recognized upon delivery (availability) of the IP to the customer. The substantial majority of the Company’s film and television content distribution activities at the Media Networks, Studio Entertainment and DTCI segments is considered licensing of functional IP. Revenue related to the license of symbolic IP is generally recognized over the term of the license. The Company’s primary revenue stream derived from symbolic IP is the licensing of trade names, characters, visual and literary properties at the Parks, Experiences & Consumer Products segment.
More detailed information about the revenue recognition policies for our key revenues is as follows:

•
Affiliate fees - Fees charged to affiliates (i.e., MVPDs or television stations) for the right to deliver our television network programming on a continuous basis to their customers are recognized as the programming is provided based on contractually specified per subscriber rates and the actual number of the affiliate’s customers receiving the programming.

Affiliate contracts may include a minimum guaranteed license fee. For these contracts, the guaranteed license fee is recognized ratably over the guaranteed period and any fees earned in excess of the guarantee are recognized as earned once the minimum guarantee has been exceeded.
Affiliate agreements may also include a license to use the network programming for on demand viewing. As the fees charged under these contracts are generally based on a contractually specified per subscriber rate for the number of underlying subscribers of the affiliate, revenues are recognized as earned.

•	Subscription fees - Fees charged to customers/subscribers for our DTC streaming and other services are recognized ratably over the term of the subscription.

•
Advertising - Sales of advertising time/space on our television networks, digital platforms, and television stations are recognized as revenue, net of agency commissions, when commercials are aired on television or delivered online. The performance obligation in advertising agreements is the delivery of ad time/space and may include a guaranteed number of impressions. When a contract contains a guaranteed number of impressions and the guaranteed number of impressions is not met (“ratings shortfall”), revenues are not recognized for the ratings shortfall until the guaranteed impressions are provided through the delivery of additional advertising time/space.

•	Theme park admissions - Sales of theme park tickets are recognized when the tickets are used. Sales of annual passes are recognized ratably over the period for which the pass is available for use.

•
Resorts and vacations - Sales of hotel room nights and cruise vacations and rentals of vacation club properties are recognized as the services are provided to the guest. Sales of vacation club properties are recognized when title to the property transfers to the customer.

•
Merchandise, food and beverage - Sales of merchandise, food and beverages at our theme parks and resorts, cruise ships and Disney Stores are recognized at the time of sale. Sales from our branded internet shopping sites and to wholesalers are recognized upon delivery. We estimate returns and customer incentives based upon historical return experience, current economic trends and projections of consumer demand for our products.

•
TV/SVOD distribution licensing - Fees charged for the right to use our television and motion picture productions are recognized as revenue when the content is available for use by the licensee. Contractual license fees may be for a fixed amount, based on performance in previous distribution windows (e.g., box office receipts) or based on underlying sales of the licensee.

TV/SVOD distribution contracts may contain more than one title and/or provide that certain titles are only available for use during defined periods of time during the contract term. In these instances, each title and/or period of availability is generally considered a separate performance obligation. For these contracts, license fees are allocated to each title and period of availability at contract inception based on relative standalone selling price using management’s best estimate. Revenue is recognized when the content is made available for use by the licensee.
For TV/SVOD licenses that include multiple titles subject to an aggregate minimum guaranteed license fee across all titles, the minimum guaranteed license fee is allocated to each title at contract inception and recognized as revenue when the title is available for use by the licensee. License fees earned in excess of the allocated minimum guarantee are deferred until the aggregate contractual minimum guaranteed license fee has been exceeded with the excess then recognized as earned.
When the term of an existing agreement is renewed or extended, revenues are recognized when the licensed content becomes available under the renewal or extension.

•
Theatrical distribution licensing - Fees charged for licensing of our motion pictures to theaters are recognized as revenue based on the contractual royalty rate applied to the theater’s underlying sales from exhibition of the film.

•
Merchandise licensing - Fees charged for the use of our trade names and characters in connection with the sale of a licensee’s products are recognized as revenue as the products are sold by the licensee applying a contractual royalty rate to the licensee sales. For licenses with minimum guaranteed license fees, the excess of the minimum guaranteed amount over actual royalties earned from licensee sales (shortfall) is recognized straight-line over the remaining license period once an expected shortfall is probable.

•
Home entertainment - Sales of our motion pictures to retailers and distributors in physical formats (DVD and Blu-ray) are recognized as revenue on the later of the delivery date or the date that the product can be sold by retailers. We reduce home entertainment revenues for estimated future returns of merchandise and sales incentives based upon historical return experience, current economic trends and projections of consumer demand for our products. Sales of our motion pictures in electronic formats are recognized as revenue when the product is available for use by the consumer.

•	Taxes - Taxes collected from customers and remitted to governmental authorities are excluded from revenue.
•
Shipping and handling - Fees collected from customers for shipping and handling are recorded as revenue upon delivery of the product to the consumer. The related shipping expenses are recorded in cost of products upon delivery of the product to the customer.

Revenue Recognition
Television advertising revenues are recognized when commercials are aired. Affiliate fee revenue is recognized as services are provided based on per subscriber rates set out in agreements with Multi-channel Video Programming Distributors (MVPD) and the number of MVPD subscribers.
Revenues from theme park ticket sales are recognized when the tickets are used. Revenues from annual pass sales are recognized ratably over the period for which the pass is available for use.
Revenues from the theatrical distribution of motion pictures are recognized when motion pictures are exhibited. Revenues from home entertainment sales, net of anticipated returns and customer incentives, are recognized on the later of the delivery date or the date that the product can be sold by retailers. Revenues from the licensing of feature films and television programming are recorded when the content is available for telecast by the licensee and when certain other conditions are met. Revenues from the sale of electronic formats of feature films and television programming are recognized when the product is received by the consumer.
Merchandise licensing advances and guarantee royalty payments are recognized based on the contractual royalty rate when the licensed product is sold by the licensee. Non-refundable advances and minimum guarantee royalty payments in excess of royalties earned are generally recognized as revenue at the end of the contract period.
Revenues from our branded online and mobile operations are recognized as services are rendered. Advertising revenues at our internet operations or associated with the distribution of our video content online are recognized when advertisements are delivered online.
Taxes collected from customers and remitted to governmental authorities are presented in the Consolidated Statements of Income on a net basis.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. The allowance for doubtful accounts is estimated based on our analysis of trends in overall receivables aging, specific identification of certain receivables that are at risk of not being paid, past collection experience and current economic trends.

Advertising Expense		Advertising Expense Advertising costs are expensed as incurred. Advertising expense for fiscal years 2018, 2017 and 2016 was $2.8 billion, $2.6 billion and $2.9 billion, respectively.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and marketable securities with original maturities of three months or less.
Cash and cash equivalents subject to contractual restrictions and not readily available are classified as restricted cash. The Company’s restricted cash balances are primarily made up of cash posted as collateral for certain derivative instruments.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

	September 29, 2018	September 30, 2017	October 1, 2016
Cash and cash equivalents	$4,150	$4,017	$4,610
Restricted cash included in:
Other current assets	1	26	96
Other assets	4	21	54
Total cash, cash equivalents and restricted cash in the statement of cash flows	$4,155	$4,064	$4,760

Investments
Investments
Debt securities that the Company has the positive intent and ability to hold to maturity are classified as “held-to-maturity” and reported at amortized cost. Debt securities not classified as held-to-maturity and marketable equity securities are considered “available-for-sale” and recorded at fair value with unrealized gains and losses included in accumulated other comprehensive income/(loss) (AOCI). All other equity securities are accounted for using either the cost method or the equity method.
The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other-than-temporary. If the decline in fair value is determined to be other-than-temporary, the cost basis of the investment is written down to fair value.

Translation Policy
Translation Policy
The U.S. dollar is the functional currency for the majority of our international operations. Significant businesses where the local currency is the functional currency include the Asia Theme Parks, Disneyland Paris and international locations of The Disney Stores.
For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for non-monetary balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expenses are remeasured at average exchange rates in effect during each period, except for those expenses related to the non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income.
For local currency functional locations, assets and liabilities are translated at end-of-period rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of AOCI.

Inventories
Inventories
Inventory primarily includes vacation timeshare units, merchandise, food, materials and supplies. Carrying amounts of vacation ownership units are recorded at the lower of cost or net realizable value. Carrying amounts of merchandise, food, materials and supplies inventories are generally determined on a moving average cost basis and are recorded at the lower of cost or net realizable value.

Film and Television Costs
Film and Television Costs
Film and television costs include capitalizable production costs, production overhead, interest, development costs and acquired programming costs and are stated at the lower of cost, less accumulated amortization, or fair value. Acquired programming costs for the Company’s cable and broadcast television networks are stated at the lower of cost, less accumulated amortization, or net realizable value. Acquired television broadcast program licenses and rights are recorded when the license period begins and the program is available for use. Marketing, distribution and general and administrative costs are expensed as incurred.
Film and television production, participation and residual costs are expensed over the applicable product life cycle based upon the ratio of the current period’s revenues to estimated remaining total revenues (Ultimate Revenues) for each production. For film productions, Ultimate Revenues include revenues from all sources that will be earned within ten years from the date of the initial theatrical release. For television series, Ultimate Revenues include revenues that will be earned within ten years from delivery of the first episode, or if still in production, five years from delivery of the most recent episode, if later. For acquired film libraries, remaining revenues include amounts to be earned for up to twenty years from the date of acquisition. Costs of film and television productions are subject to regular recoverability assessments, which compare the estimated fair values with the unamortized costs. The Company bases these fair value measurements on the Company’s assumptions about how market participants would price the assets at the balance sheet date, which may be different than the amounts ultimately realized in future periods. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film development costs for projects that have been abandoned are written off. Projects that have not been set for production within three years are also written off unless management has committed to a plan to proceed with the project and is actively working on and funding the project.
The costs of television broadcast rights for acquired series, movies and other programs are expensed based on the number of times the program is expected to be aired or on a straight-line basis over the useful life, as appropriate. Rights costs for multi-year sports programming arrangements are amortized during the applicable seasons based on the estimated relative value of each year in the arrangement. The estimated value of each year is based on our projections of revenues over the contract period, which include advertising revenue and an allocation of affiliate revenue. If the annual contractual payments related to each season approximate each season’s estimated relative value, we expense the related contractual payments during the applicable season. Individual programs are written off when there are no plans to air or sublicense the program.
The net realizable values of network television broadcast program licenses and rights are reviewed for recoverability using a daypart methodology. A daypart is defined as an aggregation of programs broadcast during a particular time of day or programs of a similar type. The Company’s dayparts are: primetime, daytime, late night, news and sports (includes broadcast and cable networks). The net realizable values of other cable programming assets are reviewed on an aggregated basis for each cable network.

Internal-Use Software Costs
Internal-Use Software Costs
The Company expenses costs incurred in the preliminary project stage of developing or acquiring internal use software, such as research and feasibility studies as well as costs incurred in the post-implementation/operational stage, such as maintenance and training. Capitalization of software development costs occurs only after the preliminary-project stage is complete, management authorizes the project and it is probable that the project will be completed and the software will be used for the function intended. As of September 29, 2018 and September 30, 2017, capitalized software costs, net of accumulated depreciation, totaled $659 million and $710 million, respectively. The capitalized costs are amortized on a straight-line basis over the estimated useful life of the software, ranging from 2-10 years.

Software Product Development Costs
Software Product Development Costs
Software product development costs incurred prior to reaching technological feasibility are expensed. We have determined that technological feasibility of our video game software is generally not established until substantially all product development is complete.

Parks, Resorts and Other Property
Parks, Resorts and Other Property
Parks, resorts and other property are carried at historical cost. Depreciation is computed on the straight-line method, generally over estimated useful lives as follows:

Attractions, buildings and improvements	20 – 40 years
Furniture, fixtures and equipment	3 – 25 years
Land improvements	20 – 40 years
Leasehold improvements	Life of lease or asset life if less

Goodwill, Other Intangible Assets and Long-Lived Assets
Goodwill, Other Intangible Assets and Long-Lived Assets
The Company is required to test goodwill and other indefinite-lived intangible assets for impairment on an annual basis and if current events or circumstances require, on an interim basis. Goodwill is allocated to various reporting units, which are an operating segment or one level below the operating segment. The Company compares the fair value of each reporting unit to its carrying amount, and to the extent the carrying amount exceeds the fair value, an impairment of goodwill is recognized for the excess up to the amount of goodwill allocated to the reporting unit.
To determine the fair value of our reporting units, we generally use a present value technique (discounted cash flows) corroborated by market multiples when available and as appropriate. We apply what we believe to be the most appropriate valuation methodology for each of our reporting units. We include in the projected cash flows an estimate of the revenue we believe the reporting unit would receive if the intellectual property developed by the reporting unit that is being used by other reporting units was licensed to an unrelated third party at its fair market value.
In times of adverse economic conditions in the global economy, the Company’s long-term cash flow projections are subject to a greater degree of uncertainty than usual. If we had established different reporting units or utilized different valuation methodologies or assumptions, the impairment test results could differ, and we could be required to record impairment charges.
The Company is required to compare the fair values of other indefinite-lived intangible assets to their carrying amounts. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized for the excess. Fair values of other indefinite-lived intangible assets are determined based on discounted cash flows or appraised values, as appropriate. The Company has determined that there are currently no legal, competitive, economic or other factors that materially limit the useful life of our FCC licenses and trademarks.
Amortizable intangible assets are generally amortized on a straight-line basis over periods up to 40 years. The costs to periodically renew our intangible assets are expensed as incurred.
The Company tests long-lived assets, including amortizable intangible assets, for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount may not be recoverable. Once a triggering event has occurred, the impairment test employed is based on whether the intent is to hold the asset for continued use or to hold the asset for sale. The impairment test for assets held for use requires a comparison of cash flows expected to be generated over the useful life of an asset group to the carrying value of the asset group. An asset group is established by identifying the lowest level of cash flows generated by a group of assets that are largely independent of the cash flows of other assets and could include assets used across multiple businesses or segments. If the carrying value of an asset group exceeds the estimated undiscounted future cash flows, an impairment would be measured as the difference between the fair value of the group’s long-lived assets and the carrying value of the group’s long-lived assets. The impairment is allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts, but only to the extent the carrying value of each asset is above its fair value. For assets held for sale, to the extent the carrying value is greater than the asset’s fair value less costs to sell, an impairment loss is recognized for the difference.
The Company tested its goodwill and other indefinite-lived intangible assets, long-lived assets and investments for impairment and recorded non-cash impairment charges of $210 million, $22 million and $7 million in fiscal years 2018, 2017 and 2016, respectively. The fiscal 2018 impairment charges related to equity investments and were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statements of Income. The fiscal 2017 and 2016 impairment charges were recorded in “Restructuring and impairment charges” in the Consolidated Statements of Income.
The Company expects its aggregate annual amortization expense for existing amortizable intangible assets for fiscal years 2019 through 2023 to be as follows:

2019	$258
2020	233
2021	230
2022	228
2023	202

Risk Management Contracts
Risk Management Contracts
In the normal course of business, the Company employs a variety of financial instruments (derivatives) including interest rate and cross-currency swap agreements and forward and option contracts to manage its exposure to fluctuations in interest rates, foreign currency exchange rates and commodity prices.
The Company formally documents all relationships between hedges and hedged items as well as its risk management objectives and strategies for undertaking various hedge transactions. The Company primarily enters into two types of derivatives: hedges of fair value exposure and hedges of cash flow exposure. Hedges of fair value exposure are entered into in order to hedge the fair value of a recognized asset, liability, or a firm commitment. Hedges of cash flow exposure are entered into in order to hedge a forecasted transaction (e.g. forecasted revenue) or the variability of cash flows to be paid or received, related to a recognized liability or asset (e.g. floating rate debt).
The Company designates and assigns the derivatives as hedges of forecasted transactions, specific assets or specific liabilities. When hedged assets or liabilities are sold or extinguished or the forecasted transactions being hedged occur or are no longer expected to occur, the Company recognizes the gain or loss on the designated derivatives.
The Company’s hedge positions are measured at fair value on the balance sheet. Realized gains and losses from hedges are classified in the income statement consistent with the accounting treatment of the items being hedged. The Company accrues the differential for interest rate swaps to be paid or received under the agreements as interest rates change as adjustments to interest expense over the lives of the swaps. Gains and losses on the termination of effective swap agreements, prior to their original maturity, are deferred and amortized to interest expense over the remaining term of the underlying hedged transactions.
The Company enters into derivatives that are not designated as hedges and do not qualify for hedge accounting. These derivatives are intended to offset certain economic exposures of the Company and are carried at fair value with changes in value recorded in earnings. Cash flows from hedging activities are classified in the Consolidated Statements of Cash Flows under the same category as the cash flows from the related assets, liabilities or forecasted transactions (see Notes 8 and 16).

Income Taxes
Income Taxes
Deferred income tax assets and liabilities are recorded with respect to temporary differences in the accounting treatment of items for financial reporting purposes and for income tax purposes. Where, based on the weight of available evidence, it is more likely than not that some amount of recorded deferred tax assets will not be realized, a valuation allowance is established for the amount that, in management’s judgment, is sufficient to reduce the deferred tax asset to an amount that is more likely than not to be realized.
A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.

Earnings Per Share
Earnings Per Share
The Company presents both basic and diluted earnings per share (EPS) amounts. Basic EPS is calculated by dividing net income attributable to Disney by the weighted average number of common shares outstanding during the year. Diluted EPS is based upon the weighted average number of common and common equivalent shares outstanding during the year, which is calculated using the treasury-stock method for equity-based awards (Awards). Common equivalent shares are excluded from the computation in periods for which they have an anti-dilutive effect. Stock options for which the exercise price exceeds the average market price over the period are anti-dilutive and, accordingly, are excluded from the calculation.
A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	2018	2017	2016
Weighted average number of common and common equivalent shares outstanding (basic)	1,499	1,568	1,629
Weighted average dilutive impact of Awards	8	10	10
Weighted average number of common and common equivalent shares outstanding (diluted)	1,507	1,578	1,639
Awards excluded from diluted earnings per share	12	10	6